Note 10 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 151,585	$ 117,708	$ 102,352
Subordinate Non-controlling Interest Shares	2,100,000
Potential Increase Decrease to Dilutive Earnings Per Share Put or Call Options Settled with Subordinate Voting Shares	$ 0.53
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 149,132	$ 116,558